United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F   COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, October 7, 2008
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $162,056


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									Form 13-F INFORMATION TABLE

			                                        Value	Shares/	SH/  Put/  Invstmt Other  Vtg Auth
Name of Issuer     	        Title of Class	Cusip	       (x1000)	Prn/Amt	PR   Call  Disc	   Mgrs	  Sole

ADVANCED SEMICONDUCTOR ENGR  	Sponsored ADR	00756M404	3431	1350950	SH	   sole		1350950
***ALCATEL-LUCENT SPONSORED ADR	Sponsored ADR	013904305	2572	669700	SH	   sole		669700
AMKOR TECHNOLOGY INC		com		031652100	3344	525000	SH	   sole		525000
ANADARKO PETROLEUM CORP		com		032511107	5030	103700	SH	   sole		103700
APACHE CORP			com		037411105	3942	37800	SH	   sole		37800
ARRIS GROUP INC			com		04269Q100	4365	564700	SH	   sole		564700
BJ SERVICES CO			com		055482103	3552	185700	SH	   sole		185700
***BARRICK GOLD CORP		com		067901108	3123	85000	SH	   sole		85000
CELESTICA INC SUBORD VTG SHS	sub vtg shs	15101Q108	3027	470000	SH	   sole		470000
CHESAPEAKE ENERGY CORP		com		165167107	2467	68800	SH	   sole		68800
CISCO SYSTEMS INC.		com		17275R102	4244	188100	SH	   sole		188100
CLEVELANDS CLIFFS 		com		185896107	3176	60000	SH	   sole		60000
***COMPANHIA VALE DO RIO DOCE  	Sponsored ADR	204412209	3403	177700	SH	   sole		177700
DEVON ENERGY CORP		com		25179M103	3456	37900	SH   	   sole		37900
EMC CORP-MASS			com		268648102	3844	321400	SH	   sole		321400
ENSCO INTERNATIONAL INC		com		26874Q100	3636	63100	SH	   sole		63100
***ERICSSON L M TEL CO  	ADR B SEK 10	294821608	7024	744900	SH	   sole		744900
FLUOR CORP NEW			com		343412102	4773	85700	SH	   sole		85700
FREEPORT MCMORAN COPPER & GOLD  com		35671D857	3900	68600	SH	   sole		68600
***GOLDCORP INC NEW-CL B  	com		380956409	3040	96100	SH	   sole		96100
JOY GLOBAL INC			com		481165108	3521	78000	SH	   sole		78000
MCDERMOTT INTERNATIONAL INC	com		580037109	6433	251800	SH	   sole		251800
MICRON TECHNOLOGY INC		com		595112103	5581	1378000	SH	   sole		1378000
NATIONAL-OILWELL INC		com		637071101	3154	62800	SH	   sole		62800
NOKIA CORP-SPONSORED ADR  	Sponsored ADR	654902204	4504	241500	SH	   sole		241500
***NORTEL NETWORKS CORP		com new		656568508	1117	507600	SH	   sole		507600
OFFICEMAX INCORPORATED		com		67622P101	5596	629500	SH	   sole		629500
SPDR GOLD TRUST			SPDR GOLD TR	78463V107	3403	40000	SH	   sole		40000
SILICONWARE PRECISION INDS LTD  Sponsored Adr Sp827084864	2827	489900	SH	   sole		489900
TEREX CORP NEW			com		880779103	4291	140600	SH	   sole		140600
UNISYS CORP FORMERLY BURROUGHS  com		909214108	6284	2285100	SH	   sole		2285100
UTSTARCOM INC			com		918076100	15650	4643900	SH	   sole		4643900
WESTERN DIGITAL CORP		com		958102105	4684	219700	SH	   sole		219700
***YAMANA GOLD INC		com		98462Y100	3303	396500	SH	   sole		396500
CHIPMOS TECHNOLOGIES BERMUDA LTDshs		G2110R106	5040	2964800	SH         sole		2964800
***FOSTER WHEELER LTD NEW	SHS NEW		G36535139	5055	140000	SH	   sole		140000
SEAGATE TECHNOLOGY HOLDINGS	shs		G7945J104	6264	516800	SH	   sole		516800

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